Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories
Schedule of inventories

	December 31	December 31
($ millions)	2025	2024
Crude oil(1)	1 923	2 015
Refined products	2 133	1 984
Materials, supplies and merchandise	1 065	1 042
	5 121	5 041

(1)	Includes $303 million of inventories held for trading purposes (2024 – $336 million), which are measured at fair value less costs to sell based on Level 1 and Level 2 fair value inputs.